Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
NOTE 8 - SUBSEQUENT EVENTS
The Company acquired Eco Material Technologies in 2025. Eco Material Technologies sponsored and maintained a qualified retirement plan, the Eco Material Technologies 401(k) Plan (the “Eco Plan”). In March 2026, the Eco Plan was merged into the Plan and net assets available for benefits of approximately $138 million were transferred into the Plan.